Postemployment benefit plans (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Components of net periodic benefit cost
Curtailments, settlements and special termination benefits		$ 225,000,000
U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	10,760,000,000	9,029,000,000	6,745,000,000	10,441,000,000
Benefit obligations, end of year	13,024,000,000	12,064,000,000	11,493,000,000	11,132,000,000
Over (under) funded status recognized in financial position	(2,264,000,000)	(3,035,000,000)	(4,748,000,000)
Components of net amount recognized in financial position:
Accrued wages, salaries and employee benefits (current liability)	(18,000,000)	(17,000,000)	(14,000,000)
Liability for postemployment benefits (non-current liability)	(2,246,000,000)	(3,018,000,000)	(4,734,000,000)
Net amount recognized in financial position	(2,264,000,000)	(3,035,000,000)	(4,748,000,000)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	4,795,000,000	5,132,000,000	6,419,000,000
Prior service cost (credit)	83,000,000	132,000,000	170,000,000
Total	4,878,000,000	5,264,000,000	6,589,000,000
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	451,000,000
Prior service cost (credit)	20,000,000
Total	471,000,000
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	(13,024,000,000)	(12,064,000,000)	(11,493,000,000)
Accumulated benefit obligation	(12,558,000,000)	(11,357,000,000)	(10,681,000,000)
Fair value of plan assets	10,760,000,000	9,029,000,000	6,745,000,000
Pension Plans with Accumulated benefit obligation in excess of plan assets
Projected benefit obligation.	(13,024,000,000)	(12,064,000,000)	(11,493,000,000)
Accumulated benefit obligation.	(12,558,000,000)	(11,357,000,000)	(10,681,000,000)
Fair value of plan assets.	10,760,000,000	9,029,000,000	6,745,000,000
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2011	790,000,000
Expected benefit payments for 2011	820,000,000
Expected benefit payments for 2012	830,000,000
Expected benefit payments for 2013	840,000,000
Expected benefit payments for 2014	860,000,000
Expected benefit payments for 2015	870,000,000
Expected benefit payments from 2016-2020	4,480,000,000
Total expected benefit payments	8,700,000,000
Components of net periodic benefit cost
Service cost	210,000,000	176,000,000	199,000,000
Interest cost	652,000,000	688,000,000	629,000,000
Expected return on plan assets	(773,000,000)	(777,000,000)	(882,000,000)
Curtailments, settlements and special termination benefits	28,000,000	133,000,000
Amortization of:
Prior service cost / (credit)	25,000,000	29,000,000	32,000,000
Net actuarial loss / (gain)	385,000,000	248,000,000	134,000,000
Total cost included in operating profit	527,000,000	497,000,000	112,000,000
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Effect of eliminating early measurement date			(14,000,000)
Current year actuarial loss (gain)	47,000,000	(1,037,000,000)	4,401,000,000
Amortization of actuarial (loss) gain	(385,000,000)	(248,000,000)	(134,000,000)
Current year prior service cost (credit)	(24,000,000)	(10,000,000)	16,000,000
Amortization of prior service (cost) credit	(25,000,000)	(29,000,000)	(32,000,000)
Total recognized in other comprehensive income	(387,000,000)	(1,324,000,000)	4,237,000,000
Total recognized in net periodic cost and other comprehensive income	140,000,000	(827,000,000)	4,349,000,000
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	5.40%	6.30%	5.80%
Expected return on plan assets (as a percent)	8.50%	8.50%	9.00%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Expected return on plan assets, next fiscal year (as a percent)	8.50%
Additional percentage amount added to long-term passive rate of returns to arrive at the long-term active rate of return (as a percent)	1.00%	1.00%	1.00%
Non-U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	2,880,000,000	2,797,000,000	2,175,000,000	2,773,000,000
Benefit obligations, end of year	3,867,000,000	3,542,000,000	3,219,000,000	3,012,000,000
Over (under) funded status recognized in financial position	(987,000,000)	(745,000,000)	(1,044,000,000)
Components of net amount recognized in financial position:
Other assets (non-current asset)	4,000,000	22,000,000
Accrued wages, salaries and employee benefits (current liability)	(18,000,000)	(18,000,000)	(2,000,000)
Liability for postemployment benefits (non-current liability)	(973,000,000)	(749,000,000)	(1,042,000,000)
Net amount recognized in financial position	(987,000,000)	(745,000,000)	(1,044,000,000)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,273,000,000	1,200,000,000	1,319,000,000
Prior service cost (credit)	43,000,000	8,000,000	13,000,000
Total	1,316,000,000	1,208,000,000	1,332,000,000
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	71,000,000
Prior service cost (credit)	3,000,000
Total	74,000,000
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	(3,846,000,000)	(3,350,000,000)	(3,194,000,000)
Accumulated benefit obligation	(3,485,000,000)	(2,933,000,000)	(2,917,000,000)
Fair value of plan assets	2,855,000,000	2,584,000,000	2,151,000,000
Pension Plans with Accumulated benefit obligation in excess of plan assets
Projected benefit obligation.	(3,452,000,000)	(1,594,000,000)	(3,040,000,000)
Accumulated benefit obligation.	(3,179,000,000)	(1,503,000,000)	(2,796,000,000)
Fair value of plan assets.	2,514,000,000	1,145,000,000	2,022,000,000
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2011	210,000,000
Expected benefit payments for 2011	180,000,000
Expected benefit payments for 2012	230,000,000
Expected benefit payments for 2013	230,000,000
Expected benefit payments for 2014	240,000,000
Expected benefit payments for 2015	250,000,000
Expected benefit payments from 2016-2020	1,210,000,000
Total expected benefit payments	2,340,000,000
Components of net periodic benefit cost
Service cost	92,000,000	86,000,000	92,000,000
Interest cost	162,000,000	146,000,000	156,000,000
Expected return on plan assets	(192,000,000)	(181,000,000)	(201,000,000)
Curtailments, settlements and special termination benefits	22,000,000	36,000,000	1,000,000
Amortization of:
Transition obligation / (asset)			1,000,000
Prior service cost / (credit)	1,000,000	1,000,000	3,000,000
Net actuarial loss / (gain)	65,000,000	35,000,000	36,000,000
Total cost included in operating profit	150,000,000	123,000,000	88,000,000
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Effect of eliminating early measurement date			(9,000,000)
Current year actuarial loss (gain)	136,000,000	(88,000,000)	696,000,000
Amortization of actuarial (loss) gain	(62,000,000)	(32,000,000)	(36,000,000)
Current year prior service cost (credit)	35,000,000	(2,000,000)	1,000,000
Amortization of prior service (cost) credit	(1,000,000)	(1,000,000)	(3,000,000)
Amortization of transition (obligation) asset			(1,000,000)
Total recognized in other comprehensive income	108,000,000	(123,000,000)	648,000,000
Total recognized in net periodic cost and other comprehensive income	258,000,000		736,000,000
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.80%	4.70%	5.30%
Expected return on plan assets (as a percent)	7.00%	6.60%	7.60%
Rate of compensation increase (as a percent)	4.20%	3.80%	4.00%
Expected return on plan assets, next fiscal year (as a percent)	7.10%
Other Postretirement Benefits
Funded Status, end of year
Fair value of plan assets, end of year	996,000,000	1,063,000,000	1,042,000,000	1,584,000,000
Benefit obligations, end of year	5,184,000,000	4,537,000,000	5,017,000,000	5,455,000,000
Over (under) funded status recognized in financial position	(4,188,000,000)	(3,474,000,000)	(3,975,000,000)
Components of net amount recognized in financial position:
Accrued wages, salaries and employee benefits (current liability)	(171,000,000)	(113,000,000)	(29,000,000)
Liability for postemployment benefits (non-current liability)	(4,017,000,000)	(3,361,000,000)	(3,946,000,000)
Net amount recognized in financial position	(4,188,000,000)	(3,474,000,000)	(3,975,000,000)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,195,000,000	659,000,000	881,000,000
Prior service cost (credit)	(122,000,000)	(177,000,000)	320,000,000
Transition obligation (asset)	7,000,000	9,000,000	10,000,000
Total	1,080,000,000	491,000,000	1,211,000,000
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	108,000,000
Prior service cost (credit)	(55,000,000)
Transition obligation (asset)	2,000,000
Total	55,000,000
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2011	180,000,000
Expected benefit payments for 2011	380,000,000
Expected benefit payments for 2012	390,000,000
Expected benefit payments for 2013	400,000,000
Expected benefit payments for 2014	410,000,000
Expected benefit payments for 2015	410,000,000
Expected benefit payments from 2016-2020	2,110,000,000
Total expected benefit payments	4,100,000,000
Other postretirement benefits, Medicare Part D subsidy expected
Other postretirement benefits, Medicare Part D subsidy expected in 2011	15,000,000
Other postretirement benefits, Medicare Part D subsidy expected in 2012	20,000,000
Other postretirement benefits, Medicare Part D subsidy expected in 2013	20,000,000
Other postretirement benefits, Medicare Part D subsidy expected in 2014	20,000,000
Other postretirement benefits, Medicare Part D subsidy expected in 2015	25,000,000
Other postretirement benefits, Medicare Part D subsidy expected from 2016-2020	130,000,000
Total expected Medicare D subsidy receipts	230,000,000
Components of net periodic benefit cost
Service cost	68,000,000	70,000,000	87,000,000
Interest cost	245,000,000	280,000,000	307,000,000
Expected return on plan assets	(93,000,000)	(111,000,000)	(138,000,000)
Curtailments, settlements and special termination benefits		56,000,000
Amortization of:
Transition obligation / (asset)	2,000,000	2,000,000	2,000,000
Prior service cost / (credit)	(55,000,000)	(40,000,000)	(35,000,000)
Net actuarial loss / (gain)	33,000,000	20,000,000	64,000,000
Total cost included in operating profit	200,000,000	277,000,000	287,000,000
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Effect of eliminating early measurement date			(3,000,000)
Current year actuarial loss (gain)	570,000,000	(200,000,000)	172,000,000
Amortization of actuarial (loss) gain	(33,000,000)	(20,000,000)	(64,000,000)
Current year prior service cost (credit)		(537,000,000)	(3,000,000)
Amortization of prior service (cost) credit	55,000,000	40,000,000	35,000,000
Amortization of transition (obligation) asset	(2,000,000)	(2,000,000)	(2,000,000)
Total recognized in other comprehensive income	590,000,000	(719,000,000)	135,000,000
Total recognized in net periodic cost and other comprehensive income	$ 790,000,000	$ (442,000,000)	$ 422,000,000
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	5.60%	6.30%	5.80%
Expected return on plan assets (as a percent)	8.50%	8.50%	9.00%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Assumed increase In health care trend rate
Assumed increase in health care trend rate over the previous period to calculate benefit expenses (as a percent)	7.90%	7.00%
Defined benefit plan ultimate health care cost trend rate in 2019 (as a percent)	5.00%
General inflation rate that forms a part of ultimate health care trend rate (as a percent)	3.00%
Additional healthcare inflation rate that forms a part of ultimate health care trend rate (as a percent)	2.00%